Description of the business and summary of significant accounting policies - financial instruments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Discounts, payment incentives, bonuses or other variable considerations	$ 0
Non-ticket revenues
Expected credit losses on accounts receivable	$ 16,118	$ 13,664
Minimum
Revenue recognition
Term of trade receivables	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days